LEASE OBLIGATION (Details) - USD ($)	Mar. 31, 2022	Jun. 30, 2021
Total minimum payments	$ 150,504
Present value of minimum lease payments	156,640
Capital lease obligation, current	40,102	$ 38,347
Capital lease obligation, noncurrent	122,096	$ 152,397
Operating Lease [Member]
2022	15,705
2023	43,828
2024	44,924
2025	46,047
2026	0
Total minimum payments	150,504
Capital Lease Obligations [Member]
2022	12,155
2023	48,619
2024	48,619
2025	43,917
2026	28,006
Total minimum payments	181,316
Present value of minimum lease payments	162,198
Capital lease obligation, current	40,102
Capital lease obligation, noncurrent	$ 122,096